Convertible Notes Receivable (Details) - USD ($)				1 Months Ended	2 Months Ended	3 Months Ended	11 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jun. 30, 2024	Nov. 30, 2024	Mar. 31, 2024	Mar. 31, 2025	Dec. 31, 2024
Secured Overnight Financing Rate [Member]
Convertible Notes Receivable [Line Items]
Maturity date							Dec. 28, 2024
EVOLUTION METALS LLC [Member]
Convertible Notes Receivable [Line Items]
Paid in-kind interest income						$ 474,050	$ 709,467
Allowance for credit losses						1,310,188	$ 18,118,830
Principal amount	$ 9,000,000	$ 1,000,000	$ 2,500,000
Percentage of outstanding principal balance							100.00%
Capital stock rate per Unit (in Dollars per share)							$ 1
Bearing interest rate per annum							14.49%
Advance for convertible note receivable						1,680,000	$ 3,249,700
EVOLUTION METALS LLC [Member] | CW Note [Member]
Convertible Notes Receivable [Line Items]
Bearing interest rate per annum							4.49%
EVOLUTION METALS LLC [Member] | Secured Overnight Financing Rate [Member]
Convertible Notes Receivable [Line Items]
Bearing interest rate per annum							10.00%
EVOLUTION METALS LLC [Member] | Convertible Notes Receivable [Member]
Convertible Notes Receivable [Line Items]
Advance for convertible note receivable				$ 4,174,445
EVOLUTION METALS LLC [Member] | CW Note [Member]
Convertible Notes Receivable [Line Items]
Paid in-kind interest income							$ 603,047
Allowance for credit losses	$ 1,005,990	$ 1,005,990	$ 1,005,990			$ 11,630,990	$ 11,228,047